SALES	6 Months Ended
Jun. 30, 2026
Cost Of Sales Abstract
SALES

NOTE 14 – SALES

Disaggregated sales by types for the six months ended June 30, 2026 and 2025 consisted of the following:

	2026	2025
Inverters	$6,724,245	$4,965,023
Chargers	76,618	125,250
Gasoline generators	4,903,020	2,993,419
Power bank	178,301	577,863
Other products	287,816	83,314
Total	$12,170,000	$8,744,869

There is no warranty, discount or return policy documented in the sales agreements.